Equity - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Dividends common stock cash	$ 0	$ 0	$ 0
Common stock shares authorized	10,000	10,000	10,000
Common stock shares outstanding	1,029	1,029	1,029